SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENT [Abstract]
SHARE-BASED PAYMENT
NOTE 3:-	SHARE-BASED PAYMENT

The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2019	2018	2019	2018	2018
	Unaudited				Audited

Research and development	$593	$627	$364	$145	$705
General and administrative	1,817	996	955	634	2,870

	$2,410	$1,623	$1,319	$779	$3,575

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividend.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan for the following periods:

Based on the above inputs, the fair value of the options was determined at $10.50 - $11.01 at the grant dates during 2019.

	June 30,		December 31,
	2019	2018	2018
	Unaudited		Audited

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	88%-95%	89%-94%	93%-95%
Risk-free interest rate (%)	2.52-2.7	2.28-3	2.88-2.63

Movement during the periods:

	Six months ended June 30,				Year ended December 31,
	2019		2018		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of period	3,197,616	$3.07	2,467,023	$2.28	2,467,023	$2.28
Granted	544,800	10.93	401,921	4.9	751,977	5.60
Expired	-	-	-	-	(2,000)	6.00
Exercised	(466,375)	0.25	-	-	(9,692)	0.25
Forfeited	-	-	(9,692)	0.25	(9,692)	0.25

Share options outstanding at end of period	3,276,041	4.78	2,859,252	2.65	3,197,616	3.07

Share options exercisable at end of period	1,438,658	$2.16	1,664,152	$1.08	1,705,256	$1.21

As of June 30, 2019, there are $5,645 of total unrecognized cost related to non-vested share based compensation that are expected to be recognized over a period of up to 4 years.